Activities of the Company and significant events	12 Months Ended
Dec. 31, 2021
Disclosure Of Service Concession Arrangements [Abstract]
Activities of the Company and significant events
1.	Activities of the Company and significant events

Grupo Aeroportuario del Pacífico, S.A.B. de C.V. and subsidiaries (the “Company” or “GAP”) was incorporated in May 1998 as a state-owned entity to manage, operate and develop 12 airport facilities, mainly in Mexico’s Pacific region. The airports are located in the following cities: Guadalajara, Puerto Vallarta, Tijuana, San José del Cabo, Guanajuato (Bajío), Hermosillo, Mexicali, Los Mochis, La Paz, Manzanillo, Morelia and Aguascalientes. Moreover the Company operates, maintains and utilizes two airports in Jamaica, starting in April 2015, the Sangster International Airport in Montego Bay, Jamaica by the subsidiary MBJ Airports Limited (MBJA), and on October 2019 the Norman Manley International Airport (NMIA) by the subsidiary PAC Kingston Airport Limited (PACKAL). The Company’s principal address is Mariano Otero Avenue 1249 B, six floor, Rinconada del Bosque, zip code 44530, Guadalajara, Jalisco, Mexico.

a.	Activities

The Company began operations on November 1, 1998. Prior to that date, the Company’s activities were carried out by Aeropuertos y Servicios Auxiliares (ASA), a Mexican Governmental agency, which was responsible for the operation of all public airports in Mexico.

In June 1998, the subsidiaries of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. were granted concessions by the Ministry of Communications and Transportation (SCT) to manage, operate and develop each of the Pacific Group’s 12 airports and benefit from the use of the airport facilities, for a 50-year term beginning November 1, 1998 (The Concession or Concessions). The cost of the concessions, which totaled Ps.15,938,359, was determined by the Mexican Government in August 1999, based upon the price paid by Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V. (AMP, the strategic shareholder of the Company) for its interests in GAP. On August 20, 1999, GAP entered into a Liabilities Assumption Agreement with each of its subsidiaries, whereby it assumed the liabilities incurred by each subsidiary derived from obtaining the concession. Such liabilities were capitalized by GAP as equity in favor of the Mexican Government on the same date.

The term of the concession is 50 years as of November 1, 1998 and may be extended by the SCT on one or more occasions for up to 50 additional years under certain circumstances. Beginning on November 1, 1998, the Company is required to pay an annual tax to the Mexican Government, through the SCT, for use of the public property, equivalent to 5% of each concessionaire’s annual gross revenues, according to the concession terms and the Mexican Federal Duties Law.

Title to all of the long-term fixed assets within the airports is retained by the Mexican Government. Accordingly, upon expiration of the term of the concessions granted to the Company, the assets, including all of the improvements made to the airport facilities during the term of the concessions, shall automatically revert to the Mexican Government. Additionally, ASA and other agencies of the Mexican Government maintain the rights to provide certain services such as air traffic control, fuel supply and immigration control.

On February 24, 2006, the Company made an initial public offering of its Series B shares, under which the Mexican Government, which held 85% of the voting common stock of the Company sold its 100% shares participation, both in the United States of America, via the New York Stock Exchange (NYSE) and in Mexico, via the Mexican Stock Exchange (BMV). Consequently, as of this date, the Company became a public entity in both Mexico and in the United States of America and is required to meet various legal obligations and regulations for public entities applicable in each country.

On April 20, 2015, the Company carried out a transaction for the acquisition of 100% of the shares of the Spanish company Desarrollo de Concesiones Aeroportuarias, S.L. (DCA). The transaction was fully paid on the same date. The acquisition was the result of a private and confidential bidding process among various participants, which concluded in favor of GAP. The total amount of the transaction was USD$192.0 million.

DCA has a 74.5% stake in MBJA, the entity that operates Sangster International airport in Montego Bay in Jamaica. MBJA holds the concession to operate, maintain and utilize the airport for a period of 30 years, beginning April 2, 2003. Vantage Airport Group Limited (Vantage) owns the remaining 25.5% stake in MBJA.

DCA also has a 14.77% stake in SCL Terminal Aéreo Santiago, S.A. (SCL), the operator of the international terminal in Santiago, Chile until September 30, 2015. On September 30, 2015, the concession to operate the Santiago de Chile airport expired, consequently, those assets were immediately returned to the Chilean government and the new operator without any significant incidents. Though SCL will no longer have operations, SCL must remain in effect for an additional year after the transfer. After that first year, SCL will remain in effect until its dissolution in accordance with tax regulations in Chile.

On October 10, 2018, the Company through its subsidiary PACKAL, entered into a concession agreement with Airport Authority of Jamaica (AAJ), with which the authority guaranteed to PACKAL the right to rehabilitate, develop, operate and maintain NMIA for a period of 25 years with a possible extension of 5 years, as of October 10, 2019. In accordance with the terms of the concession agreement, the Company paid USD $7.1 million (USD $2.1 million to the International Finance Corporation (IFC) and USD $5.0 million to the AAJ). Once the operation begins, PACKAL is obliged to pay the AAJ a concession right of 62.01% of the total aeronautical and commercial revenues. All long-lived assets located in the NMIA are owned by AAJ. Upon the expiration of the term of the concession’s agreement granted to the Company, the assets, including all the improvements made to the airport facilities during the term of the concessions, will automatically revert in favor of AAJ.

b.	Significant events

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During 2021, the COVID-19 pandemic continued affecting the operations and passenger traffic of the Company's airports, mainly during the first quarter. However, with the application of vaccines in Mexico and the United States, increased passenger confidence and the demand for domestic and international passengers, causing traffic to accelerate during the rest of the year, generating revenues above expectations, and contributing to the significant recovery of results and cash flows for the year. Even though the results have been improving, the Company continues monitoring the indicators and impairment tests of long-lived assets, expected credit losses and recovery of deferred tax assets, concluding that there were no significant impacts on the consolidated financial statements of 2021.

During 2021, the Company continued providing support to airlines and commercial clients according with the incentive program, in order to support their recovery from the adverse effects caused by the pandemic. With airlines, the incentive program was continued in accordance with the reactivation of previously existing routes and frequencies providing discounts to airline charges. In the case of commercial contracts, the Company granted monthly discounts on the guaranteed minimum rents, according to the percentage decrease in passenger traffic for each airport.

In year 2021, the Company substantially improved its financial indicators compared to 2020, generating a net cash flow from operating activity higher than fiscal year 2019. The Company will continue to make decisions to solve the adverse effects of the pandemic, seeking to adopt the necessary measures to preserve the liquidity and continuity of the business, promptly communicating to the market about relevant updates to the operation and results of the airports.

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On March 1, 2021, the purchase of Series "B" own shares was reactivated, in accordance with the authorization of the Ordinary General Shareholders' Meeting held on July 1, 2020. As of December 31, 2021 the Company has repurchased 13,270,970 shares at an average price of Ps.226.01 per share, for a total of Ps.3,000,037.

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In Annual General Ordinary Shareholders' Meeting held on April 27, 2021, the stockholders approved the cancellation of the repurchase fund for Ps.1,550,000, approved at the Ordinary General Shareholders' Meeting held on July 1, 2020, and a maximum amount of resources allocated for the repurchase of the Company's own shares of Ps.3,000,000 during the 12 months following its approval, if the Company's management determines it is convenient or necessary.

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In a General Extraordinary Shareholders' Meeting held on April 27, 2021, the stockholders approved the following: i) the cancellation of 35,424,453 shares held in treasury as of December 31, 2020 and ii) a capital reduction of Ps.3.823095061582 pesos per outstanding share at time of payment, which was paid on May 28, 2021 for Ps.2,000,000.

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On May 7, 2021, the Company issued 45 million long-term debt securities for a total Ps. 4,500,000, which are unsecured and payment of principal at maturity, under the modality of communicating vessels: i) GAP21 Ps. 2,500,000 of these bonds at a variable rate of TIIE-28 plus 60 basis points, payment of the principal on June 2, 2025 and ii) GAP21-2 Ps.2,000,000 that will pay interest every 182 days at a fixed annual rate of 7.91%, with payment of the principal on April 28, 2028. The resources will be allocated for payment of the maturity of the GAP 16 debt securities of Ps. 1,500,000, and payment of the principal of the credit with Scotiabank of Ps.1,000,000 and to fulfilling investment in Mexico for 2021.

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In the Ordinary General Shareholders' Meeting held on September 14, 2021, the stockholders approved the proposal to increase the maximum amount of resources allocated for the repurchase of the Company's own shares from an additional Ps. 2,000,000 to the Ps.3,000,000 approved at the Ordinary General Shareholders' Meeting held on April 27, 2021, to be exercised during the 12 months after the approval, if the Company's management determines it is convenient or necessary.

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In a General Extraordinary Shareholders' Meeting held on September 14, 2021, a capital reduction of Ps.7.80 pesos per outstanding share was approved, which was paid on September 28, 2021 for Ps.4,014,701.

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On October 15, 2021, the Company issued 25 million long-term debt securities for a total Ps.2,500,000, which are unsecured and payment at maturity, under the modality of communicating vessels, one with a green bond certificates and another corresponding to the first reopening of the fourth issuance of the debt securities. The debt bonds were GAP21V: i) Ps.1,500,000 issuance of green bond certificates at a variable rate of TIIE-28 plus 25 basis points, payment of principal as of October 9, 2026 and ii) Ps.1,000,000 upon reopening issuance of GAP21-2 originally issued on May 7, 2021, which they will pay interest every 182 days at a fixed annual rate of 7.91%, with payment of the principal on April 28, 2028. The resources will be allocated for fulfilling investment in Master Development Plan (MDP) Mexico for 2021 and part of 2022, as well as to finance the projects eligible as green according to Green Bond Framework.